ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The following are changes in accumulated other comprehensive loss by component, net of tax, for the year ending December 31, 2017:

	Gains and (Losses) on Cash Flow Hedges	Unrealized Gains and (Losses) on Available for Sale Securities	Unrealized Gains and (Losses) on Held to Maturity Securities	Total
Beginning balance	$(695)	$(5,319)	$(473)	$(6,487)
Other comprehensive income (loss) before reclassification	124	(33)	377	468
Amounts reclassified from accumulated other comprehensive loss	—	(108)	—	(108)
Net current period other comprehensive income (loss)	124	(141)	377	360
Ending balance	$(571)	$(5,460)	$(96)	$(6,127)

The following are changes in accumulated other comprehensive loss by component, net of tax, for the year ending December 31, 2016:

	Gains and (Losses) on Cash Flow Hedges	Unrealized Gains and (Losses) on Available for Sale Securities	Unrealized Gains and (Losses) on Held to Maturity Securities	Total
Beginning balance	$(775)	$(5,212)	$(586)	$(6,573)
Other comprehensive (loss) income before reclassification	80	(54)	113	139
Amounts reclassified from accumulated other comprehensive loss	—	(53)	—	(53)
Net current period other comprehensive (loss) income	80	(107)	113	86
Ending balance	$(695)	$(5,319)	$(473)	$(6,487)
The following are changes in accumulated other comprehensive loss by component, net of tax, for the year ending December 31, 2015:

	Gains and (Losses) on Cash Flow Hedges	Unrealized Gains and (Losses) on Available for Sale Securities	Unrealized Gains and (Losses) on Held to Maturity Securities	Total
Beginning balance	$(733)	$(4,413)	$(678)	$(5,824)
Other comprehensive (loss) income before reclassification	(42)	(749)	92	(699)
Amounts reclassified from accumulated other comprehensive loss	—	(50)	—	(50)
Net current period other comprehensive (loss) income	(42)	(799)	92	(749)
Ending balance	$(775)	$(5,212)	$(586)	$(6,573)

Reclassification out of Accumulated Other Comprehensive Loss
The following are significant amounts reclassified out of each component of accumulated other comprehensive loss for the year ending December 31, 2015:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified From Accumulated Other Comprehensive Loss	Affected Line Item in the Statement Where Net Earnings is Presented
Unrealized gain on available for sale securities	$(77)	Net realized gain on sale of securities transactions
	27	Tax benefit
	$(50)	Net of Tax

The following are significant amounts reclassified out of each component of accumulated other comprehensive loss for the year ending December 31, 2017:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified From Accumulated Other Comprehensive Loss	Affected Line Item in the Statement Where Net Earnings is Presented
Unrealized gain on available for sale securities	$(167)	Net realized gain on sale of securities transactions
	59	Tax benefit
	$(108)	Net of Tax
The following are significant amounts reclassified out of each component of accumulated other comprehensive loss for the year ending December 31, 2016:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified From Accumulated Other Comprehensive Loss	Affected Line Item in the Statement Where Net Earnings is Presented
Unrealized gain on available for sale securities	$(82)	Net realized gain on sale of securities transactions
	29	Tax benefit
	$(53)	Net of Tax